ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Sep. 30, 2011
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS).
Comprehensive income (loss), net of related income taxes

Years Ended September 30,	2011	2010	2009
	(in thousands)
Unrealized appreciation (depreciation) on securities, net of tax of $11,047, $(13,730) and $54,254	$18,414	$(22,885)	$88,519
Amortization of net periodic benefit costs – net of actuarial gain, net of tax of $(2,167), $(3,276) and $(8,872)	(3,613)	(5,459)	(14,475)

	$14,801	$(28,344)	$74,044

Components of accumulated other comprehensive income, net of related income taxes

September 30,	2011	2010
	(in thousands)
Unrealized appreciation on securities	$126,126	$107,712
Unrecognized actuarial loss and prior service cost	(27,218)	(23,605)

	$98,908	$84,107